Schedule of Share-based Compensation, Stock Options, and Warrants or Rights Activity (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 1	0.41
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 2	$ 375,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 3	0.57
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 4	0.06
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 5	$ 281,250
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 6	0.09
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 7	0.48
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 8	$ 150,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 9	0.22
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 10	0.03
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 11	$ 75,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 12	0.03
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 13	0.51
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 14	$ 20,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 15	0.00
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 16	0.00
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 17	$ 20,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 18	0.01
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 19	0.52
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 20	$ 25,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 21	0.00
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 22	0.00
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 23	$ 25,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 24	0.01
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 25	0.52
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 26	$ 100,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 27	0.07
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 28	0.02
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 29	$ 100,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 30	0.04
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 31	0.53
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 32	$ 125,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 33	0.14
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 34	0.02
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 35	$ 125,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 36	0.05
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 37	0.58
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 38	$ 35,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 39	0.02
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 40	0.01
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 41	$ 35,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 42	0.02
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 43	0.58
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 44	$ 600,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 45	0.79
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 46	0.13
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 47	$ 300,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 48	0.13
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 49	0.58
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 50	$ 75,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 51	0.10
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 52	0.02
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 53	$ 37,500
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 54	0.02
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 55	0.60
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 56	$ 30,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 57	0.01
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 58	0.01
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 59	$ 30,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 60	0.01
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 61	0.62
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 62	$ 300,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 63	0.36
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 64	0.07
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 65	$ 275,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 66	0.13
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 67	0.73
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 68	$ 600,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 69	2.16
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 70	0.16
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 71	$ 0
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 72	$ 0
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 73	0.73
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 74	$ 50,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 75	0.09
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 76	0.01
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 77	$ 0
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 78	$ 0
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 79	0.76
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 80	$ 225,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 81	0.83
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 82	0.06
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 83	$ 0
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 84	0
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 85	$ 2,710,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 86	5.36
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 87	0.60
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 88	$ 485,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 89	$ 1,303,750
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 90	0.53
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 91	$ 320,000